Financial instruments - additional disclosures (Details 3) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Contract or underlying principal amout [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	$ 13,347	$ 13,760
Positive fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	105	159
Negative fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	(68)	(194)
Derivative financial instruments, at fair value currency related [member] | Contract or underlying principal amout [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	13,248	13,679
Derivative financial instruments, commodity purchase contract	17	11
Derivative financial instruments, options on equity securities	82	70
Derivative financial instruments, at fair value currency related [member] | Positive fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	92	151
Derivative financial instruments, commodity purchase contract	13	8
Derivative financial instruments, at fair value currency related [member] | Negative fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	(35)	(165)
Derivative financial instruments, options on equity securities	$ (33)	$ (29)